Net Income (Loss) Per Limited Partner Unit (Details) - USD ($)					1 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Oct. 22, 2015	Jul. 21, 2015	Apr. 23, 2015	Jan. 26, 2015	Dec. 31, 2014	Nov. 18, 2014	Sep. 30, 2015	Sep. 30, 2014	Nov. 18, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Results of operations
Total revenue					$ 1,680,771		$ 20,239,546	$ 16,225,157		$ 22,110,358	$ 17,399,055	$ 8,063,454
Total expenses					(823,363)		(13,805,412)	(5,331,675)		(7,655,962)	(7,837,513)	(3,796,374)
Total other income and expenses					(3,555,756)		(8,914,497)	(5,509,164)		(11,593,768)	(3,913,712)	(3,184,698)
Net income (loss)					(2,698,348)	$ 5,558,976	(2,480,363)	$ 5,384,318		2,860,628	5,647,830	1,082,382
Net loss attributable to partners:
Distribution declared	$ 4,077,232	$ 3,334,168	$ 2,332,038	$ 1,053,533
Net loss attributable to partners					(2,698,348)		(2,053,491)			$ (2,698,348)
Common Unitholders, Public
Net loss attributable to partners:
Net loss attributable to partners					(1,619,009)		$ (867,361)
Weighted-average units outstanding
Weighted-average units outstanding - basic and diluted (in shares)							6,500,519			4,702,665
Net loss per limited partner unit
Units - basic and diluted (in dollars per share)							$ (0.13)			$ (0.34)
Subordinated Unitholder, Landmark
Net loss attributable to partners:
Net loss attributable to partners					$ (1,079,339)		$ (1,186,130)
Weighted-average units outstanding
Weighted-average units outstanding - basic and diluted (in shares)							3,135,109			3,135,109
Net loss per limited partner unit
Units - basic and diluted (in dollars per share)							$ (0.38)			$ (0.34)
Limited Partners | Common Unitholders, Public
Net loss attributable to partners:
Distribution declared							$ 6,851,301			$ 632,174
Undistributed net loss							(7,718,662)			(2,251,183)
Net loss attributable to partners							$ (867,361)			$ (1,619,009)
Weighted-average units outstanding
Weighted-average units outstanding - basic and diluted (in shares)							6,500,519			4,702,665
Net loss per limited partner unit
Units - basic and diluted (in dollars per share)							$ (0.13)			$ (0.34)
Limited Partners | Subordinated Unitholder, Landmark
Net loss attributable to partners:
Distribution declared							$ 2,892,138			$ 421,359
Undistributed net loss							(4,078,268)			(1,500,698)
Net loss attributable to partners							$ (1,186,130)			$ (1,079,339)
Weighted-average units outstanding
Weighted-average units outstanding - basic and diluted (in shares)							3,135,109			3,135,109
Net loss per limited partner unit
Units - basic and diluted (in dollars per share)							$ (0.38)			$ (0.34)
Acquired Funds
Results of operations
Total revenue										$ 3,950,439
Total expenses										(1,220,501)
Total other income and expenses										(1,701,181)
Net income (loss)						$ 1,028,757				$ 1,028,757	$ 802,093	$ (82,035)
Landmark Infrastructure Partners LP Predecessor
Results of operations
Total revenue									$ 16,479,148
Total expenses									(5,612,098)
Total other income and expenses									(6,336,831)
Net income (loss)									$ 4,530,219